Long-term Debt - Other Covenant Terms (Details) - Restated Credit Agreement - Maximum	12 Months Ended
Dec. 31, 2016
Term Loan A
Ratio requirements
Secured Leverage Ratio covenant, through September 2018	5.50
Secured Leverage Ratio covenant, through September 2019	5.25
Secured Leverage Ratio covenant, through June 2021	5.00
Revolver
Ratio requirements
Secured Leverage Ratio covenant, through September 2018	5.50
Secured Leverage Ratio covenant, through September 2019	5.25
Secured Leverage Ratio covenant, through June 2021	5.00